Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables And Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2019	December 31, 2018
Employee related liabilities	375	384
Employee compensated absences	138	125
Taxes other than income taxes	53	60
Advances	63	77
Payables to equity-method investments	—	49
Derivative instruments	7	34
Provision for restructuring	10	22
Defined benefit plans – current portion	10	12
Defined contribution plans – accrued benefits	20	18
Other long-term benefits – current portion	7	6
Royalties	21	26
Current lease obligation	55	—
Deferred consideration for business combinations	10	—
Others	62	61
Total	831	874